Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 87,927,726	$ 90,963,594
Restricted cash	880,358
Accounts receivable, net	7,768,381	7,347,892
Inventories	8,456,295	6,576,151
Prepaid expenses and other current assets	7,779,378	3,922,368
TOTAL CURRENT ASSETS	112,812,138	108,810,005
NON-CURRENT ASSETS:
Property, plant and equipment, net	79,568,773	70,510,340
Intangible assets, net	47,094	56,069
Land-use rights, net	605,343	650,187
Right-of-use assets	300,664	215,392
Deferred offering costs		605,866
Other non-current assets	157,076	174,317
TOTAL NON-CURRENT ASSETS	80,678,950	72,212,171
TOTAL ASSETS	193,491,088	181,022,176
CURRENT LIABILITIES:
Short-term loans	6,712,972	6,478,964
Long-term loans	10,506,144	781,701
Accounts payable	8,095,509	7,786,391
Notes payable	2,934,527
Deferred income	46,874	65,495
Accrued expenses and other payables	3,195,138	3,433,862
Taxes payable	3,603	857,512
Lease liabilities	87,648	41,985
TOTAL CURRENT LIABILITIES	31,582,415	19,445,910
NON-CURRENT LIABILITIES:
Long-term loans	4,335,336	16,726,570
Lease liabilities	278,282	212,615
Deferred tax liabilities	1,550,063	1,580,428
TOTAL NON-CURRENT LIABILITIES	6,163,681	18,519,613
TOTAL LIABILITIES	37,746,096	37,965,523
COMMITMENTS AND CONTINGENCIES (NOTE 19)
SHAREHOLDERS’ EQUITY
Ordinary shares (No par value; 50,023,428 and 47,973,428 shares issued and outstanding as of December 31, 2024 and 2023)
Additional paid-in capital	42,997,303	37,370,297
Statutory reserve	12,087,066	10,435,949
Accumulated other comprehensive loss	(9,307,406)	(5,119,036)
Retained earnings	109,968,029	100,369,443
TOTAL SHAREHOLDERS’ EQUITY	155,744,992	143,056,653
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 193,491,088	$ 181,022,176